Operating leases (Tables)	12 Months Ended
Dec. 31, 2017
Operating leases
Schedule of composition of fleet and spare engines, operating leases

Aircraft Type	Model	At December 31, 2017	At December 31, 2016	At December 31, 2015
A319	132	6	6	6
A319	133	6	9	12
A320	233	39	39	32
A320	232	4	4	4
A320NEO	271N	6	1	—
A321	231	10	10	2

		71	69	56

Engine Type	Model	At December 31, 2017	At December 31, 2016	At December 31, 2015
V2500	V2527M-A5	3	3	3
V2500	V2527E-A5	3	4	3
V2500	V2527-A5	2	4	—

		8	11	6

Schedule of rental expense charged to results of operations

	2017		2016		2015
Aircraft and engine (Note 1p)	Ps.	6,072,502	Ps.	5,590,058	Ps.	3,525,336

Real estate:
Airports facilities	44,251		40,591		39,993
Offices, maintenance warehouse and hangar (Note 20)	30,544		33,517		25,889

Total rental expenses on real estate	74,795		74,108		65,882

Total cost of operating leases	Ps.	6,147,297	Ps.	5,664,166	Ps.	3,591,218

Aircraft and engines
Operating leases
Schedule of future minimum lease payments

	Aircraft operating leases				Engine operating leases
	in U.S. dollars		in Mexican pesos(1)		in U.S. dollars		in Mexican pesos(1)
2018	US$	257,681	Ps.	5,085,438	US$	4,336	Ps.	85,573
2019	244,264		4,820,648		3,986		78,665
2020	238,837		4,713,544		3,366		66,429
2021	233,002		4,598,388		3,209		63,331
2022 and thereafter	863,604		17,043,570		4,624		91,256

Total	US$	1,837,388	Ps.	36,261,588	US$	19,521	Ps.	385,254

(1)	Using the exchange rate as of December 31, 2017 of Ps. 19.7354.

Land and buildings
Operating leases
Schedule of future minimum lease payments

	Operating leases denominated in U.S. dollars		Equivalent in Mexican pesos*		Operating leases denominated in Mexican pesos
2018	US$	6,718	Ps.	132,582	Ps.	66,243
2019	4,563		90,053		52,575
2020	4,548		89,757		42,335
2021	1,672		32,998		9,168
2022 and thereafter	702		13,854		53,194

Total	US$	18,203	Ps.	359,244	Ps.	223,515

*Convenience translation to U.S. dollars (Ps.19.7354).